Commitments	12 Months Ended
Nov. 30, 2021
Disclosure of commitments [abstract]
Commitments

27.	Commitments

(a)	Long-term procurement agreements and research agreements
The Company has
long-term
procurement agreements with third party suppliers in connection with the commercialization of
EGRIFTA SV
®
and Trogarzo
®
. As at November 30, 2021, the Company had outstanding purchase orders and minimum payments required under these agreements amounting to $6,598 (2020 – $14,042) for the manufacture of Trogarzo
®
,
EGRIFTA SV
®
and for various services.
As at November 30, 2021, the Company also has research commitments and outstanding clinical material purchase orders amounting to $1,253 (2020 – $586) in connection with the oncology platform and $724 (2020 – $1,217) in connection with a new formulation of tesamorelin and of a multi-dose pen injector developed for this new formulation.

(b)	Credit facilities
The Company has a CA$1,500 revolving credit facility bearing interest at Canadian prime rate plus 1% and a $1,000 revolving credit facility bearing interest at US prime rate plus 1%. The Company’s assets have been given as collateral to secure these credit facilities. As at November 30, 2021 and 2020, the Company did not have any borrowings outstanding under these facilities.
(c)	Licence agreement
On February 4, 2020, the Company entered into an amended and restated licence agreement with the Massachusetts General Hospital (“MGH”), as amended on April 15, 2020, in order to benefit from its assistance and knowledge for the development of tesamorelin for the potential treatment of
Non-Alcoholic
Steatohepatitis (“NASH”) in the general population. Under the terms of the amended agreement, the MGH, through Dr. Steven Grinspoon, will provide services related to the study design, selection of optimal patient population, dosing, study duration and other safety matters and participate, if need be, in regulatory meetings with the FDA or the EMA. In consideration, we agreed to make certain milestone payments to the MGH related to the development of tesamorelin and to pay a low single-digit royalty on all sales of
EGRIFTA
®
and
EGRIFTA SV
®
above a certain threshold amount. The payment of the royalty will begin upon approval by the FDA or the EMA (the first to occur) of an expanded label of tesamorelin for the treatment of any fatty liver disease, including
Non-Alcoholic
Fatty Liver Disease or NASH in the general population.

(d)	Post-approval commitments
In connection with the approval of Trogarzo
®
in Europe, we are required to conduct a pediatric investigation plan, or PIP, and a post-authorization efficacy study, or Registry. The PIP comprises two studies: the first one consists in evaluating the pharmacokinetics, pharmacodynamics, safety and tolerability of Trogarzo
®
in children from 6 to less than 18 years of age with
HIV-1
infection in order to provide pharmacokinetics and pharmacodynamics data to support the extrapolation of efficacy from adults; and the second study is a modelling and simulation study to evaluate the use of Trogarzo
®
in the treatment of
HIV-1
infection resistant to at least one agent in three different classes in children from 6 to less than 18 years of age. The Registry consists primarily in evaluating the long-term efficacy and durability of Trogarzo
®
in combination with other antiretrovirals by comparing the virologic, immunologic and clinical outcomes of patients receiving Trogarzo
®
treatment versus matched patients not receiving Trogarzo
®
. The study comprising the Registry should be conducted over a five-year period. The cost of the Registry, estimated to be approximately 4,000 Euros, will be borne as to 52% by TaiMed and as to 48% by the Company.